Related Parties - Gross Amount Booked/Charged for the Air Ticketing and Hotel and Packages Transactions (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Balance Outstanding
Trade and other receivables	$ 46,814	$ 46,819
Other trade payables	21,018	69,204
Prepaid expenses	3,063	$ 4,207
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	657
Other trade payables	1,138
Prepaid expenses	$ 97